united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21571

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE  19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 3/31

Date of reporting period: 9/30/21

Item 1. Reports to Stockholders.

Newfound Risk Managed U.S. Growth Fund
Class I Shares NFDIX

Semi-Annual Report

September 30, 2021

Newfound Risk Managed U.S. Growth Fund
PORTFOLIO REVIEW (Unaudited)
September 30, 2021

Average Annual Total Return through September 30, 2021*, as compared to its benchmark:

	6 Months	1 Year	5 Years	Since Inception (1)
Newfound Risk Managed U.S. Growth Fund - Class I Shares	10.53%	20.50%	8.06%	5.06%
S&P 500 Total Return Index **	9.18%	30.00%	16.90%	14.14%
Bloomberg U.S. Treasury 1-3 Year Index ***	0.03%	0.02%	1.64%	1.50%
50/50 S&P 500/ 1-3 Year Treasury Blend ****	4.59%	14.35%	9.36%	7.96%

*	The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder may be reiuired to pay on Fund distributions or on the redemptions of Fund shares. The Fund’s adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until July 31, 2023, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of front-end or contingent deferred loads; brokerage fees and commissions, acquired fund fees and expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, and contractual indemnification of Fund service providers (other than the adviser))) will not exceed 1.25% of average daily net assets attributable to Class I shares. The Fund’s gross total operating expenses as of its last prospectus is and 1.58% of average daily net assets attributable to Class I shares. The Fund’s net total operating expenses as of its last prospectus is 1.37% of average daily net assets attributable to for Class I shares. For performance information current to the most recent month-end, please call 1-855-394-9777.

**	The S&P 500 Total Return Index is an unmanaged composite of 500 large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

***	The Bloomberg U.S. Treasury Index measures US dollar-denominated, fixed-rate, nominal debt issued by the US Treasury. Treasury bills are excluded by the maturity constraint, but are part of a separate Short Treasury Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

****	This Blended Benchmark is an equally weighted custom composite of the S&P 500 Total Return Index and the Bloomberg U.S. Treasury 1-3 Year Index. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

(1)	The Newfound Risk Managed U.S. Growth Fund commenced operations on June 2, 2015.

The Fund’s holdings by asset class as of September 30, 2021 are as follows:

Portfolio Composition	% of Net Assets
Exchange Traded Funds - Equity Funds	79.3%
Common Stock:
Medical Equipment & Devices	2.5%
Software	1.7%
Technology Services	1.6%
Biotech & Pharma	1.1%
Household Products	0.9%
Electrical Equipment	0.7%
Beverages	0.7%
Food	0.7%
Other Assets in Excess of Liabilities	10.8%
Total	100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.8%
	AEROSPACE & DEFENSE - 0.2%
851	HEICO Corporation	$112,221

	APPAREL & TEXTILE PRODUCTS - 0.1%
516	NIKE, Inc.	74,939

	BEVERAGES - 0.7%
1,541	Brown-Forman Corporation	103,262
2,097	Coca-Cola Company	110,030
1,218	Monster Beverage Corporation(a)	108,195
764	PepsiCo, Inc.	114,913
		436,400
	BIOTECH & PHARMA - 1.1%
1,449	Incyte Corporation(a)	99,662
692	Johnson & Johnson	111,758
1,569	Merck & Company, Inc.	117,848
170	Regeneron Pharmaceuticals, Inc.(a)	102,881
763	Seagen, Inc.(a)	129,557
577	Vertex Pharmaceuticals, Inc.(a)	104,662
408	Zoetis, Inc.	79,209
		745,577
	CABLE & SATELLITE - 0.2%
676	Liberty Broadband Corporation(a)	113,805

	CHEMICALS - 0.6%
346	Air Products and Chemicals, Inc.	88,614
435	Ecolab, Inc.	90,750
385	Linde plc	112,951
401	Sherwin-Williams Company	112,172
		404,487
	COMMERCIAL SUPPORT SERVICES - 0.6%
305	Cintas Corporation	116,101
678	Republic Services, Inc.	81,401
3,142	Rollins, Inc.	111,007

See accompanying notes to financial statements.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.8% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.6% (Continued)
771	Waste Connections, Inc.	$97,092
		405,601
	DIVERSIFIED INDUSTRIALS - 0.3%
597	3M Company	104,726
510	Illinois Tool Works, Inc.	105,381
		210,107
	E-COMMERCE DISCRETIONARY - 0.2%
34	Amazon.com, Inc.(a)	111,691

	ELECTRICAL EQUIPMENT - 0.7%
865	AMETEK, Inc.	107,269
1,616	Amphenol Corporation	118,339
508	Keysight Technologies, Inc.(a)	83,459
191	Rockwell Automation, Inc.	56,162
206	Roper Technologies, Inc.	91,903
		457,132
	ENTERTAINMENT CONTENT - 0.3%
1,349	Activision Blizzard, Inc.	104,399
814	Electronic Arts, Inc.	115,792
		220,191
	FOOD - 0.7%
667	Hershey Company	112,889
2,518	Hormel Foods Corporation	103,238
1,317	McCormick & Company, Inc.	106,717
1,562	Mondelez International, Inc.	90,877
		413,721
	HOUSEHOLD PRODUCTS - 0.9%
1,362	Church & Dwight Company, Inc.	112,460
423	Clorox Company	70,053
1,444	Colgate-Palmolive Company	109,138
180	Estee Lauder Companies, Inc.	53,987
860	Kimberly-Clark Corporation	113,898
831	Procter & Gamble Company	116,175
		575,711

See accompanying notes to financial statements.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.8% (Continued)
	INDUSTRIAL SUPPORT SERVICES - 0.3%
2,154	Fastenal Company	$111,168
264	WW Grainger, Inc.	103,768
		214,936
	INTERNET MEDIA & SERVICES - 0.3%
272	Facebook, Inc.(a)	92,314
524	VeriSign, Inc.(a)	107,425
		199,739
	LEISURE FACILITIES & SERVICES - 0.6%
49	Chipotle Mexican Grill, Inc.(a)	89,058
485	McDonald’s Corporation	116,939
507	Starbucks Corporation	55,927
1,819	Yum China Holdings, Inc.	105,702
		367,626
	MACHINERY - 0.1%
343	IDEX Corporation	70,984

	MEDICAL EQUIPMENT & DEVICES - 2.5%
974	Abbott Laboratories	115,059
396	Agilent Technologies, Inc.	62,382
1,426	Baxter International, Inc.	114,693
235	Becton Dickinson and Company	57,768
1,306	Boston Scientific Corporation(a)	56,667
276	Cooper Companies, Inc.	114,074
283	Danaher Corporation	86,157
564	Edwards Lifesciences Corporation(a)	63,850
96	IDEXX Laboratories, Inc.(a)	59,702
169	Illumina, Inc.(a)	68,548
83	Intuitive Surgical, Inc.(a)	82,514
884	Medtronic PLC	110,809
41	Mettler-Toledo International, Inc.(a)	56,472
260	ResMed, Inc.	68,523
542	STERIS plc	110,720
432	Stryker Corporation	113,927
188	Teleflex, Inc.	70,791

See accompanying notes to financial statements.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.8% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 2.5% (Continued)
222	Thermo Fisher Scientific, Inc.	$126,836
162	West Pharmaceutical Services, Inc.	68,775
		1,608,267
	RETAIL - CONSUMER STAPLES - 0.3%
192	Costco Wholesale Corporation	86,275
264	Dollar General Corporation	56,005
413	Walmart, Inc.	57,564
		199,844
	RETAIL - DISCRETIONARY - 0.4%
356	Home Depot, Inc.	116,861
311	Lululemon Athletica, Inc.(a)	125,861
		242,722
	SEMICONDUCTORS - 0.4%
324	NVIDIA Corporation	67,120
543	Skyworks Solutions, Inc.	89,476
614	Texas Instruments, Inc.	118,016
		274,612
	SOFTWARE - 1.7%
138	Adobe, Inc.(a)	79,449
849	Akamai Technologies, Inc.(a)	88,797
322	ANSYS, Inc.(a)	109,625
195	Autodesk, Inc.(a)	55,608
805	Cadence Design Systems, Inc.(a)	121,910
1,520	Cerner Corporation	107,190
126	Intuit, Inc.	67,978
355	Microsoft Corporation	100,082
92	ServiceNow, Inc.(a)	57,249
344	Synopsys, Inc.(a)	102,997
251	Tyler Technologies, Inc.(a)	115,122
373	Veeva Systems, Inc.(a)	107,487
		1,113,494
	TECHNOLOGY HARDWARE - 0.4%
543	Apple, Inc.	76,835
226	Arista Networks, Inc.(a)	77,662

See accompanying notes to financial statements.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares		Fair Value
	COMMON STOCKS — 15.8% (Continued)
	TECHNOLOGY HARDWARE - 0.4% (Continued)
1,394	Cisco Systems, Inc.	$75,875
395	Garmin Ltd.	61,407
		291,779
	TECHNOLOGY SERVICES - 1.6%
312	Accenture plc	99,815
701	Broadridge Financial Solutions, Inc.	116,815
1,004	Cognizant Technology Solutions Corporation	74,507
1,317	CoStar Group, Inc.(a)	113,341
509	IHS Markit Ltd.	59,360
316	Mastercard, Inc.	109,867
216	Moody’s Corporation	76,704
274	S&P Global, Inc.	116,420
609	Verisk Analytics, Inc.	121,963
497	Visa, Inc.	110,707
		999,499
	TOBACCO & CANNABIS - 0.1%
763	Philip Morris International, Inc.	72,325

	TRANSPORTATION & LOGISTICS - 0.2%
445	J.B. Hunt Transport Services, Inc.	74,413
276	Old Dominion Freight Line, Inc.	78,930
		153,343
	WHOLESALE - DISCRETIONARY - 0.3%
693	Copart, Inc.(a)	96,133
168	Pool Corporation	72,981
		169,114

	TOTAL COMMON STOCKS (Cost $9,509,572)	10,259,867

See accompanying notes to financial statements.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 79.3%
	EQUITY – 79.3%
36,760	Fidelity Low Volatility Factor ETF					$1,746,835
104,480	Fidelity Momentum Factor ETF					5,120,523
34,778	Fidelity Quality Factor ETF					1,730,206
23,828	iShares MSCI USA Min Vol Factor ETF					1,751,358
13,137	iShares MSCI USA Quality Factor ETF					1,730,537
29,009	iShares MSCI USA Momentum Factor ETF					5,093,980
116,761	JPMorgan US Momentum Factor ETF					5,123,111
42,292	JPMorgan US Quality Factor ETF					1,731,012
26,498	SPDR S&P 500 ETF Trust(b)					11,371,351
13,106	SPDR SSGA US Large Cap Low Volatility Index ETF					1,748,340
23,385	Vanguard S&P 500 ETF					9,223,044
39,875	Vanguard US Momentum Factor ETF					5,128,683
						51,498,980

	TOTAL EXCHANGE-TRADED FUNDS (Cost $46,024,884)					51,498,980

Shares						Fair Value
	SHORT-TERM INVESTMENTS — 0.9%
	MONEY MARKET FUNDS - 0.9%
592,782	First American Government Obligations Fund, Class X, 0.03% (Cost $592,782)(c)					592,782

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 2.8%
	CALL OPTIONS PURCHASED - 1.5%
37	S&P 500 INDEX SPX	GS	03/18/2022	$4,650	$17,205,000	$207,755
40	S&P 500 INDEX SPX	GS	04/14/2022	4,700	18,800,000	223,400
38	S&P 500 INDEX SPX	GS	05/20/2022	4,750	18,050,000	222,870
42	S&P 500 INDEX SPX	GS	06/17/2022	4,900	20,580,000	157,290
43	S&P 500 INDEX SPX	GS	07/15/2022	5,025	21,607,500	119,970

See accompanying notes to financial statements.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	INDEX OPTIONS PURCHASED - 2.8% (Continued)
	CALL OPTIONS PURCHASED - 1.5% (Continued)
44	S&P 500 INDEX SPX	GS	08/19/2022	$5,025	$22,110,000	$160,380
	TOTAL CALL OPTIONS PURCHASED (Cost - $1,461,427)					1,091,665

	PUT OPTIONS PURCHASED - 1.3%
9	S&P 500 INDEX SPX	GS	03/18/2022	$3,450	$3,105,000	$56,160
10	S&P 500 INDEX SPX	GS	04/14/2022	3,450	3,450,000	74,750
8	S&P 500 INDEX SPX	GS	05/20/2022	3,550	2,840,000	83,880
8	S&P 500 INDEX SPX	GS	06/17/2022	3,675	2,940,000	110,920
8	S&P 500 INDEX SPX	GS	07/15/2022	3,725	2,980,000	129,840
8	S&P 500 INDEX SPX	GS	08/19/2022	3,700	2,960,000	139,400
29	S&P 500 INDEX SPX	GS	12/17/2021	3,700	10,730,000	108,460
20	S&P 500 INDEX SPX	GS	12/17/2021	3,910	7,820,000	121,600
	TOTAL PUT OPTIONS PURCHASED (Cost - $897,328)					825,010

	TOTAL INDEX OPTIONS PURCHASED (Cost - $2,358,755)					1,916,675

	TOTAL INVESTMENTS - 98.8% (Cost $58,485,993)					$64,268,304
	CALL OPTIONS WRITTEN - 0.0% (Proceeds - $276,294)					(111,365)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2%					746,337
	NET ASSETS - 100.0%					$64,903,276

Contracts(d)		Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	WRITTEN INDEX OPTIONS - 0.0% (e)
	CALL OPTIONS WRITTEN- 0.0%(e)
37	S&P 500 INDEX SPX	GS	03/18/2022	$5,200	$19,240,000	$8,510
40	S&P 500 INDEX SPX	GS	04/14/2022	5,200	20,800,000	16,400
38	S&P 500 INDEX SPX	GS	05/20/2022	5,300	20,140,000	17,860
42	S&P 500 INDEX SPX	GS	06/17/2022	5,400	22,680,000	19,530
43	S&P 500 INDEX SPX	GS	07/15/2022	5,500	23,650,000	18,705
44	S&P 500 INDEX SPX	GS	08/19/2022	5,500	24,200,000	30,360
	TOTAL CALL OPTIONS WRITTEN (Proceeds - $276,294)					111,365

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $276,294)					$111,365

OPEN FUTURES CONTRACTS
Number of
Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Unrealized Depreciation
324	CBOT 10 Year US Treasury Note	12/21/2021	$42,641,316	$(514,732)

	TOTAL FUTURES CONTRACTS

See accompanying notes to financial statements.

NEWFOUND RISK MANAGED U.S. GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2021

ETF	- Exchange-Traded Fund

LTD	- Limited Company

MSCI	- Morgan Stanley Capital International

PLC	- Public Limited Company

SPDR	- Standard & Poor’s Depositary Receipt

GS	- Goldman Sachs

(a)	Non-income producing security.

(b)	Subject to call options written.

(c)	Rate disclosed is the seven day effective yield as of September 30, 2021.

(d)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

(e)	Percentage rounds to greater than (0.1%).

(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund’s futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2021

ASSETS
Investment securities:
At cost	$58,485,993
At fair value	$64,268,304
Cash	53,196
Deposits with brokers	1,657,188
Receivable for fund shares sold	46,612
Prepaid registration fees	2,339
Dividends and interest receivable	75,826
TOTAL ASSETS	66,103,465

LIABILITIES
Call options written, at fair value (Premium received $276,294)	111,365
Unrealized depreciation on futures contracts	514,732
Payable for investments purchased	450,490
Investment advisory fees payable	52,045
Payable for fund shares redeemed	39,829
Payable to related parties	9,961
Accrued expenses and other liabilities	21,767
TOTAL LIABILITIES	1,200,189
NET ASSETS	$64,903,276

Net Assets Consist Of:
Paid-in capital ($0 par value, unlimited shares authorized)	$57,498,888
Accumulated earnings	7,404,388
NET ASSETS	$64,903,276

Net Asset Value Per Share:
Class I Shares:
Net Assets	$64,903,276
Shares of beneficial interest outstanding	5,329,449
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share (a)	$12.18

(a)	Redemptions made within 30 days of purchase may be assesed a redemption fee of 1.00%.

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
STATEMENT OF OPERATIONS (Unaudited)
Six Months Ended March 31, 2021

INVESTMENT INCOME
Dividend income	$289,044
Securities lending income - net	2,601
Less: Foreign withholding taxes	(115)
TOTAL INVESTMENT INCOME	291,530

EXPENSES
Investment advisory fees	221,989
Administrative services fees	32,232
Registration fees	20,883
Accounting services fees	17,094
Transfer agent fees	16,049
Compliance officer fees	10,689
Audit Fees	10,098
Legal Fees	8,525
Trustees fees and expenses	6,659
Third party administrative fees	5,702
Custodian fees	3,394
Interest expense	1,755
Insurance expense	910
Other expenses	1,218
TOTAL EXPENSES	357,197

Less: Fees waived by the Adviser	(3,483)

NET EXPENSES	353,714
NET INVESTMENT LOSS	(62,184)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments	2,262,982
Net realized gain from futures contracts	197,774
Net realized loss from options written	(69,524)
2,391,232
Net change in unrealized appreciation (depreciation) on:
Investments	2,037,861
Futures contracts	(33,944)
Options Written	69,991
2,073,908
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	4,465,140

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,402,956

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2021	March 31, 2021
	(Unaudited)
INCREASE/(DECREASE) IN NET ASSETS:
FROM OPERATIONS
Net investment income (loss)	$(62,184)	$176,603
Net realized gain from security transactions, futures contracts and options written	2,391,232	4,207,825
Net change in unrealized appreciation on investments, futures contracts and options written	2,073,908	2,150,442
Net increase in net assets resulting from operations	4,402,956	6,534,870

FROM DISTRIBUTIONS TO SHAREHOLDERS
From return of capital
Class I	—	(852)
From net investment income
Class A	—	(3,420)
Class I	—	(317,160)
Total distributions to shareholders	—	(321,432)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A *	—	32,286
Class I	28,986,385	17,053,832
Distributions reinvested
Class A *	—	2,857
Class I	—	302,859
Redemption fee proceeds
Class I	38	567
Cost of shares redeemed
Class A *	—	(1,307,420)
Class I	(13,546,193)	(24,432,875)
Net increase (decrease) in net assets from shares of beneficial interest	15,440,230	(8,347,894)

TOTAL INCREASE (DECREASE) IN NET ASSETS	19,843,186	(2,134,456)

NET ASSETS
Beginning of period	45,060,090	47,194,546
End of period	$64,903,276	$45,060,090

*	100,969 Class A shares converted into 100,414 Class I shares at the net asset value at the day of transfer, amounting to $1,056,005, during the year ended March 31, 2021

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	September 30, 2021	March 31, 2021
	(Unaudited)
SHARE ACTIVITY
Class A: *
Shares Sold	—	3,323
Shares Reinvested	—	305
Shares Redeemed	—	(127,241)
Net decrease in shares of beneficial interest outstanding	—	(123,613)

Class I:
Shares Sold	2,379,899	1,634,245
Shares Reinvested	—	30,274
Shares Redeemed	(1,138,127)	(2,478,379)
Net increase (decrease) in shares of beneficial interest outstanding	1,241,772	(813,860)

*	100,969 Class A shares converted into 100,414 Class I shares at the net asset value at the day of transfer, amounting to $1,056,005, during the year ended March 31, 2021

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods Presented

	Class I

	For the		For the		For the	For the	For the	For the
	Six Months Ended		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	September 30, 2021		March 31, 2021		March 31, 2020	March 31, 2019	March 31, 2018	March 31, 2017
	(Unaudited)
Net asset value, beginning of period	$11.02		$9.39		$9.97	$10.65	$9.92	$8.91
Activity from investment operations:
Net investment income (1)	(0.01)		0.04		0.06	0.10	0.07	0.12
Net realized and unrealized gain (loss) on investments	1.17		1.67		(0.57)	(0.10)	0.74	1.10
Total from investment operations	1.16		1.71		(0.51)	0.00 (6)	0.81	1.22
Less distributions from:
Return of capital	—		(0.00	) (6)	—	—	—	—
Net investment income	—		(0.04)		(0.07)	(0.10)	(0.08)	(0.21)
Net realized gains	—		(0.04)		—	(0.58)	—	—
Total distributions	—		(0.08)		(0.07)	(0.68)	(0.08)	(0.21)
Paid-in-Capital From Redemption Fees (6)	0.00		0.00		0.00	0.00	0.00	0.00
Net asset value, end of period	$12.18		$11.02		$9.39	$9.97	$10.65	$9.92
Total return (2)	10.53	% (10)	18.28%		(5.20)%	0.25%	8.13%	13.88%
Net assets, at end of period (000s)	$64,903		$45,060		$46,040	$38,842	$40,288	$13,836
Ratio of gross expenses to average net assets (3)(4)	1.27	% (7,9)	1.47	% (7)	1.31%	1.55%	1.57%	2.06%
Ratio of net expenses to average net assets(4)(8)	1.26	% (7,9)	1.26	% (7)	1.25%	1.25%	1.25%	1.25%
Ratio of net investment income to average net assets (4)(5)	(0.22	)% (7,9)	0.4	3% (7)	0.53%	0.90%	0.65%	1.22%
Portfolio Turnover Rate	36	% (10)	317%		177%	360%	137%	190%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(2)	Total return in the above table is historical in nature and represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and capital gains distributions, if any, and does not reflect the impact of redemption fees. Had the adviser not waived fees or reimbursed a portion of the Fund’s expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the adviser and affiliates.

(4)	Does not include the expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Amount represents less than $0.01 per share.

(7)	Excluding interest expense, the following ratios would have been:

	September 30, 2021	March 31, 2021
Gross expenses to average net assets	1.26%	1.46%
Net expenses to average net assets	1.25%	1.25%
Net investment income to average net assets	(0.21)%	0.44%

(8)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the adviser and affiliates.

(9)	Annualized

(10)	Not Annualized

See accompanying notes to financial statements.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
September 30, 2021

1.	ORGANIZATION

The Newfound Risk Managed U.S. Growth Fund, (“The Fund”) is a diversified series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized on December 5, 2011 under the laws of the state of Delaware registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company. The Fund seeks long term capital appreciation with an emphasis on preservation of capital. The Fund commenced operations on June 2, 2015.

The Fund currently offers Class I shares. Class I shares are offered at net asset value. Effective October 15, 2020, remaining Class A shares of the Fund were converted into Class I shares.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services Investment Companies” including Accounting Standards Update 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. Options contracts listed on a securities exchange or board of trade (not including index options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the valuation date. Index options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the mean between the current bid and ask prices on the valuation date. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects the fair value of the Fund’s holding. Short-term debt obligations with remaining maturities in excess of sixty days are valued at current market prices by an independent pricing service approved by the Board. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value (“NAV”). Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like a common stock and may be actively managed or represent a fixed portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities in which they invest, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Fund may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning ETNs generally reflect the risks of owning the underlying securities they are designed to track. In addition, ETNs are subject to credit risk generally to the same extent as debt securities.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against risk. When the Fund writes put and call options, an amount equal to the premium received is included in the Statement of Assets and Liability as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. U.S.

GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2021 for the Fund’s assets and liabilities measured at fair value:

			Level 3 (Other
		Level 2 (Other	Significant
		Significant	Unobservable
Assets *	Level 1 (Quoted Prices)	Observable Inputs)	Inputs)	Total
Exchange Traded Funds	$51,498,980	$—	$—	$51,498,980
Common Stocks	10,259,867	—	—	10,259,867
Call Options Purchased	931,285	160,380	—	1,091,665
Put Options Purchased	304,020	520,990	—	825,010
Money Market Fund	592,782	—	—	592,782
Total	$63,586,934	$681,370	$—	$64,268,304
Liabilities *
Futures contracts **	$514,732	$—	$—	$514,732
Call Options Written	28,040	83,325	—	111,365
Total	$542,772	$83,325	$—	$626,097

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classification by asset class.

**	Net depreciation of futures contracts is reported in the above table.

Offsetting of Financial Assets and Derivative Assets

The Fund’s policy is to recognize a net asset or liability equal to the net variation margin for futures contracts. During the six months ended September 30, 2021, the Fund was not subject to any master netting arrangements. The following table shows additional information regarding the offsetting of assets and liabilities at September 30, 2021 for the Fund.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

					Gross Amounts Not Offset in the Statement of
Liabilities:					Assets & Liabilities
				Net Amounts of Assets
			Gross Amounts Offset	Presented in the
	Gross Amounts of		in the Statement of	Statement of Assets &		Pledged Collateral
Description	Recognized Liabilities		Assets & Liabilities	Liabilities	Financial Instruments	Received *	Net Amount
Futures Contracts	$(514,732	) (1)	$—	$(514,732)	$—	$(514,732)	$—
Options written	(111,365)		—	(111,365)	—	(111,365)	—
Total	$(626,097)		$—	$(626,097)	$—	$(626,097)	$—

(1)	Gross unrealized depreciation as presented in the Schedule of Investments.

*	Collateral pledged is limited to the net outstanding amount due to/from one individual counterparty. The actual collateral amounts pledged may exceed these amount and fluctuate in value.

Impact of Derivatives on the Statements of Assets and Liabilities and Statements of Operations

The derivative instruments outstanding as of September 30, 2021 as disclosed in the Schedule of Investments and the amounts of realized gain (loss) and net change in unrealized appreciation (depreciation) on derivative instruments during the period as disclosed in the Statement of Operations serves as indicators of the volume of derivative activity for the Fund.

The following is a summary of the location and primary risk exposure of derivative investments on the Fund’s Statement of Assets and Liabilities as of September 30, 2021:

	Asset Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Call Options Purchased/Interest Rate	Investment Securities, at fair value	$1,091,665
Put Options Purchased/Interest Rate	Investment Securities, at fair value	825,010
		$1,916,675

	Liability Derivatives
Contract Type/Primary Risk
Exposure	Balance Sheet Location	Fair Value
Call Options Written/Interest Rate	Call options written, at fair value	$111,365
Interest Rate Contract/Interest Rate	Unrealized depreciation on futures contracts	514,732
		$626,097

The following is a summary of the location of derivative investments on the Fund’s Statement of Operations as of September 30, 2021:

Derivative Investment Type	Location of Derivatives
Interest Rate Futures Contracts	Net change in unrealized depreciation on futures contracts
Options Purchased	Net change in unrealized appreciation on investments
Options Written	Net change in unrealized appreciation on options written

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

The following is a summary of the Fund’s realized gain (loss) and net change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure for the six months ended September 30, 2021 :

Realized gain (loss) on derivatives recognized in the Statements of Operations
		Total for the
		Six Months Ended September 30,
Derivative Investment Type	Interest Rate Risk	2021
Futures contracts	$197,774	$197,774
Options Written	(69,524)	(69,524)
Options Purchased	1,036,728	1,036,728

Net change in unrealized appreciation (depreciation) on derivatives recognized in the
Statements of Operations
		Total for the
		Six Months Ended September 30,
Derivative Investment Type	Interest Rate Risk	2021
Futures contracts	$(33,944)	$(33,944)
Options Written	69,991	69,991
Options Purchased	(384,279)	(384,279)

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for the Fund. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Federal Income Taxes – The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended 2019-2021 or expected to be taken in the Fund’s March 31, 2022 year-end tax return. The Fund identifies it’s major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that has not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Securities Lending – The Fund has entered into a securities lending arrangement with eSecLending, whereby eSecLending facilitates securities lending transactions between the Fund and one or more borrowers (each a “Borrower”). Under the terms of the agreement, the Fund is authorized to loan securities to the Borrower. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the Borrower fails to return them.

Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the securities lending agreement to recover the securities from the Borrower on demand. If the fair value of the collateral falls below 102% plus accrued interest of the loaned securities, the Fund’s agent shall request additional collateral from the Borrower to bring the collateralization back to 102%. Under the terms of the securities lending agreement, the Fund is indemnified for such losses by the security lending agreement. Should the Borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The lending agreement was suspended on August 1, 2021 and all loan positions were returned.

3.	INVESTMENT TRANSACTIONS

For the six months ended September 30, 2021, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $33,232,721 and $18,323,740 respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Newfound Research LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust on behalf of the Fund, the Adviser, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.

As compensation for its services and the related expenses borne by the Adviser, the Fund pays the Adviser a management fee, calculated and accrued daily and paid monthly, at an annual rate of 0.79%.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until July 31, 2023 to waive a portion of its management fees and reimburse expenses of the Fund, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) 1.25% attributable to the Fund. Contractual waivers and expense payments may be recaptured by the Adviser to the extent that overall expenses fall below the lesser of the expense limitation then in place or in place at the time of the waiver, within three years of when the amounts were waived.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s management fees are subsequently less than the agreed upon percentage of average daily net assets, the Adviser shall be entitled to reimbursement by the Fund for such waiver only if reimbursement is within the expense limitation. For the six months ended September 30, 2021, the Adviser waived, $3,483 in expenses for the Fund, pursuant to the Waiver Agreement. As of September 30, 2021, the Adviser has waived fees/reimbursed expenses that may be recovered no later than March 31 of the year indicated below:

2022	2023	2024
$147,404	$28,603	$87,531

The Board has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of the average daily net assets attributable to their Class A shares and is paid to Northern Lights Distributors, LLC (the “Distributor”), to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser.

The Plans are compensation plans, which means that compensation is provided regardless of 12b-1 expenses incurred. The Plans further provide for periodic payments to brokers, dealers and other financial intermediaries, for providing shareholder services and for promotional and other sales-related costs. For the six months ended September 30, 2021, the Fund accrued $0 under the Plan.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended September 30, 2021 the Distributor received $0 for the Fund, of which $0 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	UNDERLYING FUND RISK

Each Underlying Fund, including each ETF, is subject to specific risks, depending on the nature of the Underlying Fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Fund will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

6.	REDEMPTION FEES

A 1.00% redemption fee is imposed by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions of shares made within 30 days of purchase date. Redemption fees are recorded by the Fund as a redemption of Fund shares and as a credit to paid-in-capital. For the six months ended September 30, 2021 the Fund received $38 in redemption fees.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The below table represents aggregate cost for federal tax purposes for the Fund as of September 30, 2021 and differs from market value by net unrealized appreciation/depreciation which consisted of:

			Net Unrealized
	Gross Unrealized	Gross Unrealized	Appreciation/
Aggregate Cost	Appreciation	Depreciation	(Depreciation)
$57,708,279	$7,123,723	$(1,189,795)	$5,933,928

The tax character of Fund distributions paid for the year ended March 31, 2021 and March 31, 2020 was as follows:

For the year ended March 31, 2021				For the year ended March 31, 2020
Ordinary	Long-Term	Return of		Ordinary	Long-Term	Return of
Income	Capital Gains	Capital	Total	Income	Capital Gains	Capital	Total
$203,269	$117,311	$852	$321,432	$307,937	—	$14,135	$322,072

As of March 31, 2021, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
—	—	$(542,500)	—	—	$3,543,932	$3,001,432

The difference between book basis and tax basis unrealized appreciation, undistributed net investment income and accumulated net realized losses from investments is primarily attributable to the tax deferral of losses on wash sales, the mark to market on open futures and options contracts, and adjustments for partnerships.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses as follows:

Post October
Losses
$542,500

At March 31, 2021, the Fund utilized capital loss carryforwards (“CLFC”) for federal income tax purposes as:

Short-Term	Long-Term	Total	CLCF Utilized
—	—	—	$134,892

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions resulted in reclassifications for the Fund for the year ended March 31, 2021 as follows:

Paid In	Accumulated
Capital	Earnings (Losses)
$(852)	$852

Newfound Risk Managed U.S. Growth Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
September 30, 2021

8.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the outstanding shares of a fund creates a presumption of control of the fund under Section 2(a)(9) of the 1940 Act. As of September 30, 2021, Charles Schwab and National Financial Services, LLC (“NFS”) were the record owners of 25.37% and 41.22% of the Fund’s outstanding shares, respectively. Charles Schwab and NFS may be the beneficial owners of some or all of the shares for the Fund, or may hold the shares for the benefit of others. As a result, Charles Schwab and NFS may be deemed to control the Fund, respectively. Persons controlling the Fund can determine the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund’s fundamental policies or the terms of the advisory agreement with the Adviser.

9.	NEW ACCOUNTING PRONOUNCEMENT

In October 2020, the Securities and Exchange Commission (“SEC”) adopted new regulations governing the use of derivative by registered investment companies (“Rule 18f-4”). Rule 18f-4 will impose limits on the amount of derivatives the Fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is greater than a limited specified amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager. Funds will be required to comply with Rule 18f-4 by August 19, 2022. It is not currently clear what impact, if any, Rule 18f-4 will have on the availability, liquidity or performance of derivatives. Management is currently evaluating the potential impact of Rule 18f-4 on the Fund. When fully implemented, Rule 18f-4 may require changes in how the Fund uses derivatives, adversely affect the Fund’s performance and increase costs related to the Fund’s use of derivatives.

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were available to be issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Newfound Risk Managed U.S. Growth Fund
Supplemental Information (Unaudited)
September 30, 2021

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a written liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act of 1940, as amended. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the six months ended September 30, 2021, the Trust’s Liquidity Risk Management Program Committee (the “Committee”) reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Committee concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented.

Newfound Risk Managed U.S. Growth Fund
Expense Examples (Unaudited)
September 30, 2021

Example

As a shareholder of the Fund you will incur two types of costs: (1) transaction costs, including sales loads and/or redemption fees; and (2) ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and/or other fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The columns under the heading entitled “Actual” help you estimate the actual expenses you paid over the period. The “Actual Ending Account Value” shown is derived from the Fund’s actual return, and the “Actual Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Actual Expenses Paid During Period”.

Hypothetical Examples for Comparison Purposes

The columns under the heading entitled “Hypothetical” provide information about hypothetical account value and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hypothetical
			Actual		(5% return before expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account Value	Account Value	Paid During	Account Value	Paid During
	Expense Ratio	4/1/21	9/30/21	Period	9/30/21	Period

Newfound Risk Managed U.S. Growth Fund – Class I (a)	1.25%	$1,000.00	$1,105.30	$6.60	$1,018.80	$6.33

(a)	Actual Expenses Paid During Period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183 days and divided by 365.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes– such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes– to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes–information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes–information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡        open an account or give us contact information

¡        provide account information or give us your income information

¡        make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡         sharing for affiliates’ everyday business purposes—information about your creditworthiness

¡         affiliates from using your information to market to you

¡         sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-394-9777 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR
Newfound Research LLC
380 Washington Street, Second Floor
Wellesley Hills, MA 02481

ADMINISTRATOR
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

NF-SAR21

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable Fund is an open-end management investment company

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/8/2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 12/8/2021

By (Signature and Title)

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 12/8/2021